Equity-based Compensation Plans - Additional Information (Details)		1 Months Ended	12 Months Ended
	Oct. 30, 2020 USD ($) Employee	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost capitalized			$ 0	$ 0	$ 0
Vesting period			4 years
Vesting percentage			25.00%
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity Instruments other than options, Grants in Period | shares			5,822,790
Unrecognized compensation cost			$ 109,700,000
Weighted average period of recognition			2 years 10 months 6 days
Fair value units vested			$ 13,000,000	0	0
QLH Class B Profits Interests
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost capitalized			800,000	1,300,000	0
Number of employees or beneficiaries exchanged | Employee	43
Cash used to settle redemptions			19,400,000	5,800,000	0
Employee service share based compensation redemption amount not in excess of fair value.			18,600,000	4,500,000	0
QLH Class B Profits Interests | Initial Public Offering (IPO)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation costs	$ 2,700,000		0
Employee service share based compensation cash flow effect cash used to settle portion of awards			$ 15,900,000
QLH Restricted Class B-1 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Vesting percentage			25.00%
Omnibus Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Terms		The restricted stock units represent the right to receive one share of Company Class A common stock.
Class B Units | QLH Class B Restricted Unit Plan | Four-year Vesting Period
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Vesting percentage			25.00%
QLH Class B-1 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost			$ 1,400,000
Weighted average period of recognition			3 years
Fair value units vested			$ 2,000,000	0	0
Units and shares authorized | shares			6,470,599
QLH Class B-1 Units | QLH Class B Profits Interests | Initial Public Offering (IPO)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity Instruments other than options, Grants in Period | shares			6,470,599
QLH Class B-1 Units | QLH Restricted Class B-1 Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity Instruments other than options, Grants in Period | shares			6,470,599
Company Restricted Class A Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units and shares authorized | shares			6,470,599
Unvested Company Class A Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost			$ 3,300,000
Weighted average period of recognition			3 years 21 days
Fair value units vested			$ 4,500,000	$ 0	$ 0
Minimum | Omnibus Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		3 years
Requisite service period		3 years
Maximum | Omnibus Incentive Plan | Restricted Stock Units and Other Equity-based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of units that can be issued or granted | shares		12,506,550
Maximum | Omnibus Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Requisite service period		4 years
Maximum | Class B Units | QLH Class B Restricted Unit Plan | Profits Interests to Directors, Employees, Managers, Independent Contractors, and Advisors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of units that can be issued or granted | shares			177,300